Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000006121 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 10,668	$ 10,668	$ 10,905	$ 11,535	$ 11,826	$ 12,486	$ 11,252	$ 11,619	$ 12,039	$ 12,121
C000100249 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,647	10,622	10,833	11,431	11,701	12,314	11,069	11,402	11,785	11,835
C000006118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000038033 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000100250 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		10,670	10,676	10,920	11,555	11,864	12,521	11,289	11,675	12,091	12,179
C000006125 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,115	10,125	10,197	10,434	10,587	10,682	10,356	10,544	10,969	11,409
C000038034 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000006122 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A1 Shares
Accumulated Value	10,000		10,103	10,103	10,164	10,390	10,532	10,616	10,282	10,448	10,868	11,294
C000006124 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000038035 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		10,113	10,126	10,203	10,445	10,604	10,705	10,383	10,577	11,008	11,456
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,765	10,713	10,880	11,610	12,126	12,632	11,549	11,917	12,300	12,437
Bloomberg Municipal 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal 1-5 Year Index
Accumulated Value	$ 10,000		$ 10,220	$ 10,268	$ 10,330	$ 10,689	$ 11,006	$ 11,157	$ 10,798	$ 10,914	$ 11,211	$ 11,661
Short Term Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Short-Term Customized Reference Benchmark